CONDENSED CONSOLIDATED COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
CONDENSED CONSOLIDATED COMPREHENSIVE INCOME (LOSS) [Abstract]
Net profit (loss)	$ 8,150	$ (22,448)	$ (67,200)	$ 16,373
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustment	(2,273)	3,169	(4,338)	4,117
Change in employees plan assets and benefit obligations, net of taxes	(300)	(565)	(600)	(1,130)
Comprehensive income (loss)	5,577	(19,844)	(72,138)	19,360
Comprehensive loss attributable to non-controlling interest	992	6,702	4,332	6,702
Comprehensive income (loss) attributable to the Company	$ 6,569	$ (13,142)	$ (67,806)	$ 26,062